Dec. 02, 2015
Janus Velocity Tail Risk Hedged Large Cap ETF

ALPS ETF TRUST

JANUS VELOCITY TAIL RISK HEDGED LARGE CAP ETF (NYSE ARCA: TRSK)

JANUS VELOCITY VOLATILITY HEDGED LARGE CAP ETF (NYSE ARCA: SPXH)

(THE “FUNDS”)

SUPPLEMENT DATED DECEMBER 2, 2015

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2015, AS SUPPLEMENTED

The administrator of each Fund’s Underlying Index, VelocityShares Index and Calculation Services, changed its name to Janus Index and Calculation Services. Accordingly, all references to VelocityShares Index and Calculation Services in the prospectus and statement of additional information are hereby deleted and replaced with Janus Index and Calculation Services.

* * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Janus Velocity Volatility Hedged Large Cap ETF

ALPS ETF TRUST

JANUS VELOCITY TAIL RISK HEDGED LARGE CAP ETF (NYSE ARCA: TRSK)

JANUS VELOCITY VOLATILITY HEDGED LARGE CAP ETF (NYSE ARCA: SPXH)

(THE “FUNDS”)

SUPPLEMENT DATED DECEMBER 2, 2015

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2015, AS SUPPLEMENTED

The administrator of each Fund’s Underlying Index, VelocityShares Index and Calculation Services, changed its name to Janus Index and Calculation Services. Accordingly, all references to VelocityShares Index and Calculation Services in the prospectus and statement of additional information are hereby deleted and replaced with Janus Index and Calculation Services.

* * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.